MONONGAHELA ALL CAP VALUE FUND (the "Fund")

Supplement dated December 31, 2014 to the Prospectus dated September 1, 2014

Effective January 1, 2015, the principal business address of the Fund’s investment adviser has been changed to 223 Mercer Street, Harmony, PA 16037. Any reference to the former principal business address is hereby replaced with 223 Mercer Street, Harmony, PA 16037.

For more information, please contact a Fund customer service representative toll free at (855) 392-9331.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

211-PSA-1214

MONONGAHELA ALL CAP VALUE FUND (the "Fund")

Supplement dated December 31, 2014 to the Statement of Additional Information dated September 1, 2014

Effective January 1, 2015, the principal business address of the Fund’s investment adviser has been changed to 223 Mercer Street, Harmony, PA 16037. Any reference to the former principal business address is hereby replaced with 223 Mercer Street, Harmony, PA 16037.

For more information, please contact a Fund customer service representative toll free at (855) 392-9331.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.